Segment Reporting (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Segment Reporting [Line Items]
CODM description	The Company’s chief operating decision maker evaluates segment performance and allocates resources based on several factors, of which the primary financial measure is operating income.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	chief operating decision maker
Patent revenue	$ 596,817	$ 510,360	$ 350,131
Reporting segment	1
Research and development of sales of contact lenses [Member]
Segment Reporting [Line Items]
Patent revenue	$ 35,000
Research and development of sales of contact lenses [Member] | 3D Global Patent [Member]
Segment Reporting [Line Items]
Patent revenue	$ 35,000